Total Capital and Net Income Per Common Unit - Summary of Issuances of Common Units (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Sep. 25, 2017	Sep. 30, 2017	Jun. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital Unit [Line Items]
COP/Private, Gross Proceeds				$ 116,003	$ 625,387	$ 144,812
PIK, Gross Proceeds					18,988	15,239
Series C Conversion, Gross Proceeds						47,171
Brookfield
Capital Unit [Line Items]
Number of common units issued	244,000,000	244,000,000
Number of warrants to be issued (in units)		62,400,000
Cash consideration	$ 610,000	$ 610,000
Teekay Corporation
Capital Unit [Line Items]
Number of common units issued	12,000,000	12,000,000
Cash consideration	$ 30,000	$ 30,000
Common Units
Capital Unit [Line Items]
Series C Conversion, Number of Common Units Issued			1,900,000
Inducement Premium on Series C Preferred Units Conversion
Capital Unit [Line Items]
Series C Conversion, Number of Common Units Issued			6,400,000
Series C Preferred Units | Induced Exchange of Series C Preferred Units
Capital Unit [Line Items]
Units converted			1,900,000
General Partnership Capital
Capital Unit [Line Items]
Offering Price (USD per unit)			$ 4.55
General Partner
Capital Unit [Line Items]
COP/Private, Gross Proceeds					588	3,058
PIK, Gross Proceeds					(699)	630
Series C Conversion, Gross Proceeds						889
Net Proceeds					29,800	500
General Partner | Capital Units
Capital Unit [Line Items]
PIK, Gross Proceeds					$ 29,800	$ 500
Limited Partner
Capital Unit [Line Items]
PIK, Number of Common Units Issued						4,558,624
COP/Private, Gross Proceeds		640,000
Series C Conversion, Gross Proceeds			$ 900
Net Proceeds		$ 628,100	$ 700
Limited Partner | Common Units
Capital Unit [Line Items]
COP, Number of Common Units Issued						5,525,310
COP/Private, Number of Common Units Issued	256,000,000	256,000,000	21,978,022		256,000,000	27,504,000
PIK, Number of Common Units Issued					6,391,087	4,558,000
Series C Conversion, Number of Common Units Issued			8,323,809			8,324,000
COP, Gross Proceeds						$ 31,800
COP/Private, Gross Proceeds			$ 102,000
Net Proceeds			99,500			31,000
Limited Partner | Common Units and Additional Paid-in Capital
Capital Unit [Line Items]
COP/Private, Gross Proceeds					$ 504,851	127,957
PIK, Gross Proceeds					$ 19,687	15,869
Series C Conversion, Gross Proceeds						$ 46,282
Limited Partner | Maximum
Capital Unit [Line Items]
Issue new common units, limited partner interests			$ 100,000
Warrants | Brookfield
Capital Unit [Line Items]
Number of common units issued	62,400,000
Expenses from acquisition		$ 1,400
Warrants | Teekay Corporation
Capital Unit [Line Items]
Number of common units issued	3,100,000	3,100,000